Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (738,555)	$ (375,307)			$ (2,460,835)	$ (709,239)			$ (978,445)		$ 1,320,324
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(32,099)	(342,667)			(80,554)	(1,036,806)			(1,285,520)		(3,090,407)
Change in fair value of warrant liabilities	1,539	11,799			25,764	12,369			855		(4,389)
Amortization of debt discount	223,060				940,847
Changes in operating assets and liabilities:
Deferred tax liability											(79,358)
Due to related parties											90,000
Prepaid expenses	46,663	(9,655)			90,059	64,879			28,733		81,820
Income tax payable		73,291			36,014	(91,956)			(50,226)		300,678
Interest expense accrual	62,137	33,395			188,964	128,811			188,203		57,255
Excise tax liability	163,662				292,098				109,368
Accounts payable	63,554	(126,663)			133,738	(75,678)			(62,208)		(42,036)
Franchise tax payable	50,000	(150,000)			153,196	(50,000)			9,906		(36,365)
Net cash used in operating activities	(160,039)	(885,807)			(680,709)	(1,757,620)			(2,039,334)		(1,402,478)
Cash Flows from Investing Activities:
Cash deposited to Trust Account	(180,000)	(180,000)				(540,000)			(720,000)		(1,230,000)
Cash deposited to Trust Account for extension					(740,774)
Cash withdrawn from Trust Account in connection with redemption of common stock					2,617,281				26,890,379		93,521,369
Cash withdrawn from Trust Account to pay tax obligations		143,612			178,491	433,768			433,768		539,788
Net cash provided by investing activities	(180,000)	(36,388)			2,054,998	(106,232)			26,604,147		92,831,157
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		850,000			170,000	1,850,000
Proceeds from promissory note - third party	30,000				720,000
Proceeds from promissory note									2,500,000		1,700,000
Common stock redemption					(2,617,281)				(26,890,379)		(93,521,369)
Redemption refund					397,214
Due to affiliate - advance	60,000				60,000						390,000
Net cash used in financing activities	90,000	850,000			(1,270,067)	1,850,000			(24,390,379)		(91,431,369)
NET CHANGE IN CASH	(250,039)	(72,195)			104,222	(13,852)			174,434		(2,690)
CASH, BEGINNING OF PERIOD	253,507	79,073	$ 3,468	$ 6,878	253,507	79,073		$ 6,878	79,073		81,763
CASH, END OF PERIOD	3,468	6,878	357,729	65,221	357,729	65,221	$ 3,468	3,468	253,507	$ 6,878	79,073
Supplementary cash flow information:
Cash paid for income taxes									290,131		320,073
Cash paid for interest expense
Non-cash investing and financing activities:
Remeasurement of Common stock subject to redemption (as restated)	162,099	455,764			321,489	1,284,994			2,175,180		3,595,663
Gain on modification of terms of promissory notes and advances from affiliate	940,847				940,847
Excise tax accrued for common stock redemptions					26,173				$ 268,904		$ 935,214
Reclassification of due to affiliate					390,000
Reclassification of promissory note - related party					5,745,269
Alps Life Science Inc [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax			(1,271,672)	(1,208,560)				(2,529,176)		(2,398,575)
Changes in working capital:
Amortisation of intangible assets			84,965	24,668				163,093		44,807
Amortisation of right-of-use assets			255,607	232,510				500,144		403,019
Depreciation of property, plant and equipment			245,603	250,522				465,287		455,613
Gain on disposal of other investment										(215)
Interest expenses			28,623	17,141				48,283		42,844
Property, plant and equipment written off										14,083
Share of results of associates			(19,418)	(33,455)				10,760		(3,421)
Operating loss before changes in working capital			(676,292)	(717,174)				(1,341,609)		(1,441,845)
Inventories			5,938	(132,418)				(192,078)		26,235
Trade receivables			(527,247)	(250,317)				28,488		(55,478)
Other receivables, deposits and prepayments			(168,310)	(38,959)				(60,142)		25,595
Trade payables			94,645	262,930				145,751		46,342
Advance from customers				151,781
Other payable			518,933	(19,703)				(77,642)		149,099
Cash Used In Operations			(752,333)	(743,860)				(1,497,232)		(1,250,052)
Tax paid			(23,848)	12,207				(122,030)		(116,691)
Tax refund								10,477
Net Cash Used In Operating Activities			(776,181)	(731,653)				(1,608,785)		(1,366,743)
CASH FLOWS USED IN INVESTING ACTIVITIES
Acquisition of associates				2,404						(1,492,955)
Advances to associates			(2,439)					(16,290)
Purchase of property, plant and equipment			(16,226)	(72,659)				(83,772)		(221,317)
Net Cash Used In Investing Activities			(18,665)	(70,255)				(100,062)		(1,714,272)
CASH FLOWS FROM FINANCING ACTIVITY
Proceed from issue of share capital, representing net cash from financing activity										2,295,012
Advances from directors			1,117,803	1,034,805				2,361,546		1,451,612
Interest paid			(28,623)	(17,141)				(48,283)		(42,844)
Repayment of hire purchase liabilities				(5,110)				(7,260)		(10,544)
Repayment of lease liabilities			(182,644)	(154,424)				(460,170)		(414,819)
Advances from associates								20,763		159
Net Cash From Financing Activities			906,536	858,130				1,866,596		3,278,576
NET MOVEMENT OF CASH AND CASH EQUIVALENTS			111,690	56,222				157,749		197,561
Effect of exchange differences			(22,015)	8,515				(299,284)		1,092
CASH AND CASH EQUIVALENTS AT BEGINNING OF FINANCIAL PERIOD			318,932	460,467				460,467		261,814
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL PERIOD	318,932	460,467	408,607	525,204	408,607	525,204	318,932	318,932		460,467
Alps Global Holding Pubco [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax			(9,033)	(6,303)			(18,503)
Changes in working capital:
Other payable			9,033	6,303			18,503
Net Cash Used In Operating Activities
CASH FLOWS FROM FINANCING ACTIVITY
Proceed from issue of share capital, representing net cash from financing activity							1
NET MOVEMENT OF CASH AND CASH EQUIVALENTS							1
CASH AND CASH EQUIVALENTS AT BEGINNING OF FINANCIAL PERIOD			1	1				1
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL PERIOD	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1		$ 1